Cover	Apr. 12, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment to the Form 8-K filed by Nightfood Holdings, Inc. (the “Company”) on April 22, 2024 (the “Original 8-K”) is being made solely to correct the name of the independent registered public accountancy firm engaged by the Company effective April 12, 2024, as disclosed in the Original 8-K. Other than correcting the name of the new independent registered public accountancy firm, there are no changes to the disclosure in the Original 8-K and the disclosure continues to speak as of the date of the Original 8-K.
Document Period End Date	Apr. 12, 2024
Entity File Number	000-55406
Entity Registrant Name	NIGHTFOOD HOLDINGS, INC.
Entity Central Index Key	0001593001
Entity Tax Identification Number	46-3885019
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	520 White Plains Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Tarrytown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10591
City Area Code	888
Local Phone Number	888-6444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false